SEGMENT AND GEOGRAPHIC INFORMATION - Sales by type of products (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of products and services [line items]
Sales	$ 32,531	$ 37,107
Flat products
Disclosure of products and services [line items]
Sales	18,678	20,738
Long products
Disclosure of products and services [line items]
Sales	6,878	7,834
Tubular products
Disclosure of products and services [line items]
Sales	976	1,220
Mining products
Disclosure of products and services [line items]
Sales	660	564
Others
Disclosure of products and services [line items]
Sales	$ 5,339	$ 6,751